Acquisitions - Pro Forma Information (Details) - Valspar - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Net sales	$ 16,634,913	$ 15,861,367
Net income from continuing operations	$ 1,854,613	$ 1,008,138
Net income per common share from continuing operations
Basic (in dollars per share)	$ 19.96	$ 10.98
Diluted (in dollars per share)	$ 19.54	$ 10.67